COMMITMENTS AND CONTINGENCIES (Details) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Commitments And Contingencies [Line Items]
Undrawn borrowing facilities	$ 27,223,238	$ 27,587,721
Financial liabilities, at fair value	69,250	65,599
Guarantees
Disclosure Of Commitments And Contingencies [Line Items]
Undrawn borrowing facilities	3,495,921	3,510,546
Financial liabilities, at fair value	58,936	61,030
Unused letters of credit
Disclosure Of Commitments And Contingencies [Line Items]
Undrawn borrowing facilities	1,177,697	1,084,589
Financial liabilities, at fair value	10,314	4,569
Unused limits of overdrafts
Disclosure Of Commitments And Contingencies [Line Items]
Undrawn borrowing facilities	75,225	128,621
Financial liabilities, at fair value	0	0
Unused credit card limits
Disclosure Of Commitments And Contingencies [Line Items]
Undrawn borrowing facilities	18,025,620	17,383,743
Financial liabilities, at fair value	0	0
Other
Disclosure Of Commitments And Contingencies [Line Items]
Undrawn borrowing facilities	4,448,775	5,480,222
Financial liabilities, at fair value	$ 0	$ 0